Investments (Textuals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments (Textuals)
Realized gain (losses) from sale of securities	$ 0.0	$ 0.5
Proceeds from sale of available-for-sale securities	0.0	39.6	$ 56.0
Cash surrender value of insurance contracts	$ 75.9	$ 73.9